35 Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of results by segment
(b)	Results by segment

							2020
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income	Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments
Brazil	40,794,387	(32,498,003)	8,296,384	(1,471,722)	-	(7,082,604)	(257,942)
USA and Europe	14,638,660	(12,337,486)	2,301,174	(721,191)	-	(82,695)	1,497,288
Mexico	4,000,805	(3,075,001)	925,804	(436,859)	-	(364,259)	124,686
Total	59,433,852	(47,910,490)	11,523,362	(2,629,772)	-	(7,529,558)	1,364,032

Other segments	302,374	(188,350)	114,024	63,874	(19,398)	(320)	158,180
Corporate unit (i)	-	-	-	(1,493,479)	-	359,071	(1,134,408)

Braskem consolidated before eliminations and reclassifications	59,736,226	(48,098,840)	11,637,386	(4,059,377)	(19,398)	(7,170,807)	387,804

Eliminations and reclassifications	(1,192,732)	767,426	(425,306)	(17,325)	-	(17,065)	(459,696)

(Loss) profit before net financial expenses and taxes	58,543,494	(47,331,414)	11,212,080	(4,076,702)	(19,398)	(7,187,872)	(71,892)

(i)	Includes the amount of R$310,557 related to PIS and COFINS tax credits – exclusion of ICMS from the calculation base (Note 10.c).

For the purposes of comparability of the new structure of reportable segments, the Company is presenting the fiscal year ended December 31, 2019 and 2018, as follows:

							2019
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income	Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments
Brazil	39,142,561	(35,245,941)	3,896,620	(1,852,908)		(4,151,901)	(2,108,189)
USA and Europe	10,044,263	(8,217,515)	1,826,748	(525,701)		(23,859)	1,277,188
Mexico	3,051,440	(2,504,012)	547,428	(351,199)		324,682	520,911
Total	52,238,264	(45,967,468)	6,270,796	(2,729,808)		(3,851,078)	(310,090)

Other segments	296,285	(188,335)	107,950	40,306	10,218	4,175	162,649
Corporate unit (i)				(1,533,590)		1,773,267	239,677

Braskem consolidated before eliminations and reclassifications	52,534,549	(46,155,803)	6,378,746	(4,223,092)	10,218	(2,073,636)	92,236

Eliminations and reclassifications	(211,024)	276,685	65,661	(39,342)		35,128	61,447

Profit before net financial expenses and taxes	52,323,525	(45,879,118)	6,444,407	(4,262,434)	10,218	(2,038,508)	153,683

(i)	Includes the amount of R$1,904,206 million related to PIS and COFINS tax credits – exclusion of ICMS tax from the calculation base (Note 10.c).

							2018
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity	income	Consolidated
	revenue	sold	profit	expenses	investments	(expenses), net
Reporting segments
Brazil	42,078,175	(35,271,203)	6,806,972	(996,754)		(78,912)	5,731,306
USA and Europe	11,725,622	(9,195,745)	2,529,877	(464,567)		68,734	2,134,044
Mexico	4,408,814	(2,958,343)	1,450,471	(337,394)		322,076	1,435,153
Total	58,212,611	(47,425,291)	10,787,320	(1,798,715)		311,898	9,300,503

Other segments	292,435	(173,608)	118,827	(33,728)	(888)	(103)	84,108
Corporate unit (i)				(1,807,033)		470,241	(1,336,792)

Braskem consolidated before eliminations and reclassifications	58,505,046	(47,598,899)	10,906,147	(3,639,476)	(888)	782,036	8,047,819

Eliminations and reclassifications	(505,180)	1,022,242	517,062	24,864		(309,527)	232,399

Profit before net financial expenses and taxes	57,999,866	(46,576,657)	11,423,209	(3,614,612)	(888)	472,509	8,280,218

(i)	Includes the amount of R$501.357 (R$265,438 in “Net revenue" and R$235,919 in “Other operating income (expenses), net”) related to PIS and COFINS tax credits – exclusion of ICMS from the calculation basis (Note 10.c).

Schedule of property, plant and equipment and intangible assets by segment
(c)	Property, plant and equipment and intangible assets by segment

	2020	2019
Reporting segments
Brazil	17,299,352	17,863,336
USA and Europe	7,242,262	4,852,760
Mexico	13,892,609	12,020,051
Total	38,434,223	34,736,147
Unallocated amounts	323,617	341,122
Total	38,757,840	35,077,269